LAND USE RIGHTS	12 Months Ended
Dec. 31, 2015
LAND USE RIGHTS [Abstract]
LAND USE RIGHTS

NOTE 9 – LAND USE RIGHTS

Land use rights consist of the following:

	December 31,
	2015	2014

Cost of land use rights	$4,746,825	$5,013,824
Less: Accumulated amortization	(835,741)	(782,476)
Land use rights, net	$3,911,084	$4,231,348

Unrealized foreign exchange translation gain/(loss) for the year ended December 31, 2015, 2014 and 2013 was ($221,323), $33,781 and $81,008, respectively, which has been included in other comprehensive income. Amortization expense for the years ended December 31, 2015, 2014 and 2013 was $98,941, $100,282 and $100,828, respectively. As of December 31, 2015 and 2014,

1)	A net book value of $2,491,924 and nil, respectively, were used as collateral for the Company's short-term bank loans.
2)	A net book value of nil and $2,694,754, respectively, were used as collateral for the Company's notes payable.
3)	A net book value of $1,419,160 and $1,536,594, respectively, were used as collateral for the short-term bank loan borrowed by a related party.

Amortization expense for the next five years and thereafter is as follows:

2016	$94,937
2017	94,937
2018	94,937
2019	94,937
2020	94,937
Thereafter	3,436,399
Total	$3,911,084